UNITED STATES SECURITIES AND EXCHANGE
COMMISSION  Washington, DC 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2001.

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walter Scott & Partners Ltd
Address:  Millburn Tower
          Gogar
          Edinburgh EH12 9BS
          Scotland

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Smith
Title:     Director
Phone:     +44 131 339 3777

Signature:      Place:                  Date of Signing:

James Smith     Edinburgh, Scotland     October 5, 2001.

Report Type (Check only one):

[x]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:      0

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  36
Form 13F Information Table Value Total:  $ 84,078,515

                            TITLE OF              VALUE     SHARES/  SH/   INV
NAME OF ISSUER              CLASS     CUSIP     (x$1000)    PRN AMT  PRN   DISC

ABBOTT LABS                 COM STK   002824100    3,163     61,000   SH   SOLE
AMERICA MOVIL               ADR       02364W105      199     13,400   SH   SOLE
ANADARKO PETROLEUM          COM STK   032511107    6,611    137,500   SH   SOLE
AUTOZONE INC                COM STK   053332102    6,944    113,900   SH   SOLE
BELLSOUTH CORP              COM STK   079860102      291      7,000   SH   SOLE
BRASIL DISTR PAO ACUCAR CBD ADR       20440T201      506     40,500   SH   SOLE
CARINIVAL CORP              COM STK   143658102      286     13,000   SH   SOLE
COCA-COLA FEMSA SA DE C V   ADR       191241108      375     19,000   SH   SOLE
COFLEXIP                    ADR       192384105    7,011     86,000   SH   SOLE
COMP DE BEBIDAS             ADR       20441W203      272     17,000   SH   SOLE
DOLLAR GENERAL              COM STK   256669102    3,510    300,000   SH   SOLE
EASTMAN KODAK               COM STK   277461109      242      7,450   SH   SOLE
ELECTRONIC DATA SYSTEMS     COM STK   285661104      376      6,530   SH   SOLE
EMBOTELLADORA ANDINA A      ADR       29081P204      220     21,400   SH   SOLE
EOG RESOURCES               COM STK   26875P101    4,300    148,630   SH   SOLE
FAMILY DOLLAR STORES        COM STK   307000109      330     12,000   SH   SOLE
FASTENAL CO.                COM STK   311900104    5,179     90,900   SH   SOLE
G AND K SERVICES            CLASS A   361268105      876     33,000   SH   SOLE
GRUPO ELEKTRA SA            ADR       40050A102      282     60,000   SH   SOLE
HOME DEPOT INC              COM STK   437076102    4,785    124,700   SH   SOLE
INDUSTRIE NATUZZI S P A     ADR       456478106    2,409    220,000   SH   SOLE
JOHNSON & JOHNSON           COM STK   478160104      388      7,000   SH   SOLE
KOREA TELECOM               ADR       50063P103      183     10,000   SH   SOLE
LINCOLN NATIONAL CORP       COM STK   534187109    2,514     53,920   SH   SOLE
LINEAR TECHNOLOGY           COM STK   535678106    2,785     84,900   SH   SOLE
NABORS INDS INC             COM STK   629568106    2,873    137,000   SH   SOLE
NEWELL RUBBERMAID           COM STK   651229106    7,258    319,600   SH   SOLE
PATTERSON DENTAL            COM STK   703412106    1,312     35,600   SH   SOLE
POHANG IRON & STEEL         ADR       730450103      958     61,000   SH   SOLE
PRECISION DRILLING          COM STK   74022D100      306     14,500   SH   SOLE
RPM INC                     COM STK   749685103    2,036    215,500   SH   SOLE
SCHLUMBERGER LTD            COM STK   806857108    4,926    107,800   SH   SOLE
SIGMA ALDRICH               COM STK   826552101    3,973     87,900   SH   SOLE
SYSCO CORP.                 COM STK   871829107    5,864    229,600   SH   SOLE
TELECOM ARGENTINA           ADR       879273209      101     11,600   SH   SOLE
TELEFONOS DE MEXICO         ADR       879403780      433     13,400   SH   SOLE